CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 02, 2021	Dec. 31, 2020
Current Assets
Unrestricted	$ 7,183,000		$ 17,537,000		$ 140,478,000		$ 5,301,000
TOTAL CURRENT ASSETS	109,370,000		100,692,000		199,861,000
TOTAL ASSETS	867,422,000		876,571,000	[1]	2,364,109,000	[1]
Current liabilities
Accrued expenses	21,330,000		16,647,000
TOTAL CURRENT LIABILITIES	269,661,000		241,664,000		198,773,000
TOTAL LIABILITIES	396,384,000	[2]	353,912,000	[1],[2]	299,940,000	[1]
COMMITMENTS AND CONTINGENCIES
Stockholders' (Deficit) Equity
Additional paid-in capital	316,061,000		315,375,000		312,946,000
Accumulated deficit	(318,770,000)		(309,545,000)		(39,418,000)
TOTAL STOCKHOLDERS' (DEFICIT) EQUITY	(2,685,000)		5,854,000		273,552,000
TOTAL LIABILITIES, MEZZANINE EQUITY & STOCKHOLDERS' (DEFICIT) EQUITY	867,422,000		876,571,000		2,364,109,000
Foresight Acquisition Corp
Current Assets
Unrestricted							100,935	$ 179,512
Prepaid expenses							355,188
TOTAL CURRENT ASSETS							456,123	179,512
Deferred offering costs								215,448
Cash and securities held in Trust Account							316,267,136
TOTAL ASSETS							316,723,259	394,960
Current liabilities
Accrued expenses							21,284,300	2,286
Accrued offering costs							15,450	94,960
Advance from related parties							150,000
Promissory note - related party								275,000
TOTAL CURRENT LIABILITIES							21,449,750	372,246
Warrant liabilities							13,213,259
TOTAL LIABILITIES							34,663,009	372,246
COMMITMENTS AND CONTINGENCIES
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital								24,209
Accumulated deficit							(34,190,624)	(2,286)
TOTAL STOCKHOLDERS' (DEFICIT) EQUITY							(34,189,750)	22,714
TOTAL LIABILITIES, MEZZANINE EQUITY & STOCKHOLDERS' (DEFICIT) EQUITY							316,723,259	394,960
Class A Common Stock
Stockholders' (Deficit) Equity
Common stock	4,000		4,000		$ 4,000
Class A Common Stock | Foresight Acquisition Corp
Stockholders' (Deficit) Equity
Common stock							874
Class A Common Stock subject to possible redemption | Foresight Acquisition Corp
Current liabilities
Class A common stock subject to possible redemption, 31,625,000 and no shares at redemption value as of December 2, 2021 and December 31, 2020, respectively							$ 316,250,000
Common Class B
Stockholders' (Deficit) Equity
Common stock	$ 20,000		$ 20,000
Common Class B | Foresight Acquisition Corp
Stockholders' (Deficit) Equity
Common stock								$ 791

[1]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 23: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $3.1 million and $8.1 million as of December 31, 2022 and 2021, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $9.9 million and $6.1 million as of December 31, 2022 and 2021, respectively. These VIE assets and liabilities do not include $33.0 million of net amounts due to affiliates as of December 31, 2022 and $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 as these are eliminated in consolidation and not presented within the consolidated balance sheets.
[2]	The Company’s condensed consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 13 “Variable Interest Entities,” P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and amounts below refer only to VIEs held at the P3 LLC level. The condensed consolidated balance sheets include total assets that can be used only to settle obligations of the P3 LLC’s VIEs totaling $2.0 million and $3.1 million as of March 31, 2023 and December 31, 2022, respectively, and total liabilities of the P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $16.8 million and $9.9 million as of March 31, 2023 and December 31, 2022, respectively. These VIE assets and liabilities do not include $31.4 million and $33.0 million of net amounts due to affiliates as of March 31, 2023 and December 31, 2022, respectively, as these are eliminated in consolidation and not presented within the condensed consolidated balance sheets. See Note 13 “Variable Interest Entities.”